Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings (Loss) per Share [Abstract]
Schedule of basic and diluted earnings per share was based on income (loss) attributable to ordinary shareholders
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS
Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	210	(236)	78
Effect of diluted per share loss in a subsidiary	(2)	-	-

Diluted earnings (loss) for the year	208	(236)	78

Schedule of weighted average number of ordinary shares (basic and diluted)
	Year ended December 31
	2015	2016	2017
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	Shares of NIS 0.1
	par value	par value	par value

Weighted average number of ordinary shares (basic and diluted)	29,889	29,889	29,889